Commitments and Contingencies	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Promotional Rights

The Company acquires promotional rights from time to time that may contain obligations for future payments. During the year ended March 31, 2017, the Company incurred $350,000 in payment obligations for the acquisition of certain promotional rights. As of March 31, 2017, the Company is obligated under two licenses, production and/or distribution agreements to make guaranteed payments as follows: $500,000 for the fiscal year ended March 31, 2018, and $325,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of capital and net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Legal Proceedings

Bengough Settlement

On May 20, 2016, Mr. Oliver Bengough, the Company’s former Chief Executive Officer and director, filed a Petition for Relief (the “Petition”) in the High Court of Justice, Chancery Division (the “Court”) against OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the “Respondents”). In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a “deterioration” of the relationship between the parties. OCHL was formed by OCL’s stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.

On September 22, 2016, Mr. Bengough entered into a Settlement Agreement (the “Settlement Agreement”) with the Respondents and Global Loan Agency Services Limited, as escrow agent (the “Escrow Agent”), relating to the Petition. Pursuant to the Settlement Agreement, the parties agreed, among other things, to (i) the terms of settlement in relation to all facts, matters and allegations raised by the Petition against the Respondents, including disputed liability under a junior promissory note, dated as of April 28, 2014, issued by OCHL and OCL in favor of JJAT, (ii) sell 48,878 ordinary shares and the 2,750 deferred ordinary shares in OCHL owned by the Company to Mr. Bengough on the terms provided in the Settlement Agreement, (iii) resolve certain ancillary matters arising from the past business dealings between Messrs. Ellin and Bengough, and (iv) to consummate the transactions contemplated thereunder and under certain related transaction documents (as defined below) (collectively, the “Settlement Transactions”).

Pursuant to the terms of the Settlement Agreement, on November 24, 2016, Financial Consulting LLP BTG, an independent expert valuation firm engaged to determine the value of the ordinary shares in OCHL, delivered its final valuation report to the parties and that its analysis yielded that the value of the ordinary shares of OCHL is $4,455,833 (£3,612,057), therefore entitling the Company to $2,182,274 (£1,769,029) (or 50% of the value) minus $45,643 (£37,000) (as agreed to by the parties). On December 1, 2016, the Escrow Agent paid to the Company, via the funds deposited by Mr. Bengough, $2,182,274 as the Final Sale Price and the rest of Settlement Transactions were automatically consummated (including the Company’s sale of its OCHL shares to Mr. Bengough).

Blink TV Limited and Northstar Media, Inc.

On March 3, 2016, Blink TV Limited and Northstar Media, Inc. (collectively, the “Plaintiffs”) filed a claim in the Los Angeles County Superior Court of California against the Company and LiveXLive, alleging breaches of two different license agreements for the live-streaming rights to “Bestival,” an annual music festival which takes place on the Isle of Wight in England. LiveXLive and the Company demurred to the complaint on May 10, 2016, and, prior to the hearing on the demurrer, Plaintiffs amended their complaint. The amended complaint no longer states a claim against the Company and only states a single cause of action against LiveXLive for the alleged breach of a single license agreement. Plaintiffs are seeking $300,000 in damages.

To date, LiveXLive has vigorously contested Plaintiffs’ claims. In doing so, LiveXLive filed a cross-complaint against Plaintiffs for breach of contract and breach of the implied covenant of good faith and fair dealing, on December 23, 2016. On May 11, 2017 the parties agreed to a mediation currently scheduled for June, 2017, and a trial date is set for March, 2018.

We are currently not aware of any other pending legal proceedings. From time to time, we may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. An adverse result in these or other matters may have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.